INTANGIBLE ASSETS, NET (Narrative) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
INTANGIBLE ASSETS, NET [Abstract]
Estimated aggregate amortization of intangible assets - 2025	$ 4,007
Estimated aggregate amortization of intangible assets - 2026	1,890
Estimated aggregate amortization of intangible assets - 2027	1,300
Estimated aggregate amortization of intangible assets - 2028	862
Estimated aggregate amortization of intangible assets - 2029	$ 952